Financial Instruments and Risk Management	12 Months Ended
Sep. 30, 2013
Investments, All Other Investments [Abstract]
Financial Instruments and Risk Management
Financial Instruments and Risk Management

(a)	Fair Values

The Company’s financial instruments consist of cash, consumer advances receivables, net, other receivables, net, and accounts payable and accrued liabilities, all of which are short-term in nature and their fair value approximates their carrying value. The fair value of obligations under capital leases and secured senior notes are determined by estimating future cash flows on a borrowing-by-borrowing basis, and discounting these future cash flows using a rate which takes into account the Company’s spread for credit risk with similar terms and types of debt arrangements.

The following table presents the carrying amounts and estimated fair values of the Company’s financial instruments:

	September 30, 2012		September 30, 2013
	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial Assets
Cash	$19,139	$19,139	$11,458	$11,458
Other receivables	19,481	19,481	8,104	8,104
Consumer advances receivable	32,440	32,440	25,592	25,592
Long term receivable	$460	$460	$836	$836
Financial Liabilities
Accounts payable and accrued liabilities	$28,937	$28,937	$26,226	$26,226
Obligations under capital leases and other obligations	4,788	4,788	4,626	4,626
Senior secured notes	$126,033	$131,906	$127,182	$121,370

(b)	Risk Management

The Company is exposed to a number of financial risks in the normal course of its business operations, including market risks, as well as credit and liquidity risks. The nature of the financial risks and the Company’s strategy for managing these risks has not changed significantly from the prior year.

Market risk is the risk of loss that results from changes in market factors such as foreign currency exchange rates and interest rates. The level of market risk to which the Company is exposed at any point in time varies depending on market conditions, expectations of future price or market rate movements and composition of the Company’s financial assets and liabilities held, non-trading physical assets, and contract portfolios.

Note 22 – Financial Instruments and Risk Management (continued)

(b)	Risk Management (continued)

Overall, the Company’s Board of Directors has responsibility for the establishment and approval of the Company's risk management policies. To manage the exposure to changes in market risk, management performs a risk assessment on a continual basis to help ensure that all significant risks related to the Company and its operations have been reviewed and assessed to reflect changes in market conditions and the Company's operating activities. The following summarizes the types of risks to which the Company is exposed, and the risk management instruments used to mitigate them. The sensitivities provided below are hypothetical and should not be considered to be predictive of future performance or indicative of earnings on these contracts. The Company does not currently use derivative financial instruments to manage its market risks and does not hold or issue derivative financial instruments for trading or speculative purposes.

(i)	Currency Risk

Currency risk refers to the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates. As the Company has operations in the United Kingdom, it is exposed to risk from changes in the exchange rates between the Canadian dollar and the British pound. While the Company attempts to match cash outlays with cash inflows in the same currency, fluctuations in exchange rates creates volatility with cash flows and reported amounts for revenues and expenses on a period-to-period basis, however, this is not considered significant to the Company.

(ii)	Interest Rate Risk

The fair value of financial instruments with fixed interest rates, such as the Company’s Senior Secured Notes, fluctuate with changes in market interest rates. However, these fluctuations do not affect earnings, as the Company’s debt is carried at amortized cost and the carrying value does not change as interest rates change.

(iii)	Credit Risk

Credit risk is the risk of financial loss to the Company if a customer or counter-party to a financial instrument fails to meet its contractual obligations and arises principally from the Company’s cash, other receivables, consumer advances receivable, and long-term receivable. The maximum amount of credit risk exposure is limited to the carrying amount of the balances disclosed in these financial statements.

The best representation of the Company’s maximum exposure (excluding tax effects) to credit risk, which is a worst case scenario and does not reflect results expected by the Company, is as set out in the following table:

	September 30, 2012	September 30, 2013
Cash - Note 4	$19,139	$11,458
Consumer advances receivable, net - Note 5	32,440	25,592
Other receivables, net - Note 6	19,481	8,104
Long-term receivable - Note 6	460	836
	$71,520	$45,990

Cash: Credit risk associated with cash is minimized substantially by ensuring that these financial assets are placed with reputable financial institutions that have been accorded strong investment grade ratings by a primary rating agency.

Note 22 – Financial Instruments and Risk Management (continued)

(b)	Risk Management (continued)

(iii)	Credit Risk (continued)

Other receivables, net and Long-term receivables: Other receivables, net and Long-term receivables include amounts owing to the Company from various parties. Included in this amount are gross receivables of $9,802 (September 30, 2012 - $11,316) due from a vendor. The Company has recorded an allowance of $4,357 against a portion of the overdue receivables for specific amounts in dispute or where collection is otherwise considered doubtful. These balances represent a concentration of credit risk to the Company. For these entities, the Company performs an ongoing review of their credit status.

Consumer advances receivable: The Company also directly lends to its customers and has no significant concentration of credit risk with any particular individual related to short-term advances.

Credit risk relates to the possibility of default of payment on the Company’s consumer advances receivable. The Company performs ongoing credit evaluations, and reviews the aging of the receivable, payment history and other factors, and it establishes a provision for loan losses when it is determined that a loan is impaired.

Refer to Note 5 for an analysis of the age of consumer advances receivable originated by the Company as of September 30, 2013 and the activity related to the Company’s allowance for credit losses.

The Company makes significant estimates in respect of the allowance for credit losses. Historical information is considered when determining whether past-due accounts should be provided for and the same factors are considered when determining whether to write off amounts charged to the allowance against the consumer advances receivable.

(iv)	Liquidity Risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they become due or will not receive sufficient funds from its third-party lenders to advance to the Company’s customers. The Company manages all liquidity risk through maintaining a sufficient working capital amount through daily monitoring of cash balances and operating results.

The Company's principal sources of cash are third-party lender funds and cash generated from operating activities. The Company is able to both purchase and sell consumer advances with third-party lenders in order to manage its working capital requirements.

In addition to cash from operations, the Company plans to fund working capital by securing credit facilities as permitted under the terms of the indenture governing the Senior Secured Notes, secure new third-party lenders and additional capital from existing third-party lenders.

In the absence of securing additional funding, the Company could face substantial liquidity problems and might be required to sell material assets or operations to attempt to meet its debt service and other obligations. If the Company is unable to make the required payments on its debt obligations, the Company would be in default under the terms of its indebtedness which could result in an acceleration of the repayment obligations. Any such default, or any attempt to alter the business plans and operations to satisfy the obligations under the Company’s indebtedness, could materially adversely affect the Company’s business, prospects, results of operations and financial condition.

Note 22 – Financial Instruments and Risk Management (continued)

(b)	Risk Management (continued)

(iv)	Liquidity Risk (continued)

The maximum exposures to liquidity risk are represented by the carrying amount of accounts payable and accrued liabilities, as well as payment obligations under capital leases and senior secured notes, which are made up of the following:

	Carrying Amount	Contractual Cash Flows	Less Than 1 Year	1-3 Years
Accounts payable and accrued liabilities	$26,226	$26,226	$26,226	$—
Obligations under capital leases (including interest)	4,626	6,946	1,612	2,334
Senior secured notes	127,182	183,291	15,238	168,053
	$158,034	$216,463	$43,076	$170,387